Long Term Loans From Banks and Others	12 Months Ended
Dec. 31, 2023
Long Term Liabilities to Banks and Others [Abstract]
LONG TERM LOANS FROM BANKS AND OTHERS

Note 15:- Long term Loans from Banks and Others

a.	Long term liabilities to banks and others are comprised of the following as of the below dates:

		Long-term liabilities	Current maturities	Long-term liabilities net of current maturities	long-term liabilities net of current maturities
Interest rate %	Currency	December 31, 2023			December 31, 2022
1.4 - Prime + 1.5	NIS (Unlinked)	$122,951	$66,356	$56,595	$88,532
7.5-8.1	USD (Unlinked)	47,500	13,208	34,292	27,342
		$170,451	$79,564	$90,887	$115,874

b.	Maturity dates:

	December 31,
	2023	2022
First year (current maturities)	$79,564	$87,791
Second year	47,859	67,956
Third year	21,864	32,430
Fourth year	17,281	9,998
Fifth year and thereafter	3,883	5,490
	$170,451	$203,665

Details of liens, guarantees and credit facilities are described in Note 21(b)